Related party transactions - Lease agreements (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Leases balances
Right-of-use asset	€ 2,847,603		€ 3,013,502
Lease Agreements
Lease Transactions
Depreciation	4,541	€ 19,124
Interest expense	104	1,392
Lease expense	181	108
Leases balances
Right-of-use asset	12,324		17,522
Lease liability	12,739		18,102
Fresenius SE | Lease Agreements
Lease Transactions
Depreciation	4,541	5,159
Interest expense	104	182
Lease expense	181	108
Leases balances
Right-of-use asset	12,324		17,522
Lease liability	€ 12,739		18,102
Fresenius SE affiliates | Lease Agreements
Lease Transactions
Depreciation		13,965
Interest expense		€ 1,210
Production sites in Schweinfurt and St. Wendel, Germany | Fresenius SE Companies
Related party transactions
Total transaction cost for previously leased assets			181,373
Purchase price for previously leased assets			€ 171,642